Description of the Plan - Company Contribution (Details) - EBP Salaried DPS Plan	12 Months Ended
Dec. 31, 2025
Under the target range
EBP, Description of Plan [Line Items]
Then the company contribution (expressed as a percentage of each eligible participant’s compensation) is:	8.00%
Within the target range
EBP, Description of Plan [Line Items]
Then the company contribution (expressed as a percentage of each eligible participant’s compensation) is:	10.00%
Above the target range
EBP, Description of Plan [Line Items]
Then the company contribution (expressed as a percentage of each eligible participant’s compensation) is:	12.00%